INCOME TAX - Schedule of reconciliation of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of income tax expense
(Loss) Profit before tax	$ 33,243	$ 33,107	$ (32,230)
Tax at 17% (Note)	5,651	5,628	(5,479)
Tax effect of expenses not deductible for tax purposes	4,762	4,438	6,848
Tax effect of income not taxable for tax purposes	(129)	(197)	(1,104)
Tax effect of tax losses not recognized	2,840	4,029	10,783
Tax effect of deductible temporary differences not recognized and utilization of temporary differences not recognized previously	(847)	(270)	(296)
Utilization of tax losses previously not recognized	(4,752)	(5,376)	(1,822)
Tax exemption and rebates	(65)	(899)	(320)
Withholding tax	2,810	1,906	1,318
Over provision of tax in prior years	(390)	(893)	(386)
Effect of different tax rates of subsidiaries operating in other jurisdictions	1,561	(481)	(540)
Others	403	(35)	31
Income tax expense for the year	$ 11,844	$ 7,850	$ 9,033
Income tax applicable rate	17.00%	17.00%	17.00%